12 Financial assets and financial liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Loans and financing	R$ 617,485	R$ 60,357
Lease liabilities	447,703	284,515	R$ 212,360
Accounts payable to selling shareholders	518,240	300,237
Total	1,659,609	645,866
Current		757
Financial Liabilities At amortized Cost [member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables	35,743	17,628
Loans and financing	617,485	60,357
Lease liabilities	447,703	284,515
Accounts payable to selling shareholders	518,240	300,237
Notes payable	76,181
Advances from customers	63,839	36,860
Total	1,759,191	699,597
Current	467,643	262,671
Non-current	1,291,548	436,926
Derivatives Liabilities [member]
Disclosure of redesignated financial assets and liabilities [line items]
Cross-currency interest rate swaps		757
Total		757
Current		757
Non-current